Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014 [1]	Jun. 30, 2015	Jun. 30, 2014	[1]	Dec. 31, 2014	Dec. 31, 2013
Statements Of Operations
REVENUE	$ 9,497,793	$ 8,925,488	$ 21,202,636	$ 20,029,551		$ 39,624,783	$ 39,449,389
COST OF GOODS SOLD	3,486,207	2,996,250	7,594,381	6,834,088		13,740,348	13,639,940
GROSS PROFIT	6,011,586	5,929,238	13,608,255	13,195,463		25,884,435	25,809,449
OPERATING EXPENSES
SELLING, GENERAL & ADMINSTRATIVE EXPENSES	5,356,301	5,092,621	10,992,986	10,349,092		20,963,733	19,569,773
DEPRECIATION AND AMORTIZATION	779,300	517,045	1,546,476	978,806		2,198,852	1,902,304
OPERATING INCOME	(124,015)	319,572	1,068,793	1,867,565		2,721,850	4,337,372
OTHER INCOME (EXPENSE)
Other expense	1,958	7,592	(3,660)	23,937		(68,204)	(104,098)
Interest expense	(1,664,835)	(1,653,285)	(3,298,617)	(3,272,957)		(6,633,536)	(6,577,537)
Total other income (expense)	$ (1,662,877)	$ (1,660,877)	(3,294,957)	(3,296,894)		(6,701,740)	(6,681,635)
INCOME TAX EXPENSE			47,000	569		202,000	233,000
Net loss	$ (1,786,892)	$ (1,341,305)	$ (2,273,164)	$ (1,429,898)	[2]	$ (4,181,890)	$ (2,577,263)
Net loss per share – basic and diluted:
Loss per share attributable to common stockholders	$ (0.50)	$ (0.37)	$ (0.63)	$ (0.40)		$ (1.17)	$ (0.72)
Weighted average number of common shares outstanding	3,582,470	3,577,470	3,582,470	3,577,470		3,582,470	3,582,470

[1]	Combined/Consolidated Statements of Operations of Peekay Boutiques, Inc. (fka Dico, Inc.) and Christals Acquisition, LLC and Subsidiaries for the Three and Six Months Ended June 30, 2014
[2]	Combined/Consolidated Statements of Cash Flows of Peekay Boutiques, Inc. (fka Dico, Inc.) and Christals Acquisition, LLC and Subsidiaries at June 30, 2014